FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PP&E
Property, plant and equipment at beginning of period	R$ 26,812,925	R$ 29,546,645	R$ 31,105,548
Additions	(1,931,325)	(2,972,527)	(3,006,583)
Transfer	(119,189)	27,370	(196,643)
Disposals	962,828	422,560	(163,343)
Reclassification of Financial Asset			1,369,695
Acquisition of subsidiary	2,324,017	26,812,925
Classification - held for sale	(83,420)
Investigation Findings			(4,482)
Reclassification of Intangible		761,739	375,287
Property, plant and equipment at end of period	27,965,837	26,812,925	29,546,645
Gross value
PP&E
Property, plant and equipment at beginning of period	64,580,052
Property, plant and equipment at end of period	68,601,032	64,580,052
Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(25,078,456)
Property, plant and equipment at end of period	(26,214,819)	(25,078,456)
Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(547,667)
Property, plant and equipment at end of period	(615,796)	(547,667)
Impairment
PP&E
Property, plant and equipment at beginning of period	(12,141,003)
Property, plant and equipment at end of period	(13,804,579)	(12,141,003)
In service
PP&E
Property, plant and equipment at beginning of period	13,579,326
Property, plant and equipment at end of period	13,301,749	13,579,326
In service | Gross value
PP&E
Property, plant and equipment at beginning of period	51,346,453
Property, plant and equipment at end of period	53,936,944	51,346,453
In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(25,078,456)
Property, plant and equipment at end of period	(26,214,819)	(25,078,456)
In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(547,667)
Property, plant and equipment at end of period	(615,796)	(547,667)
In service | Impairment
PP&E
Property, plant and equipment at beginning of period	(12,141,003)
Property, plant and equipment at end of period	(13,804,579)	(12,141,003)
In progress
PP&E
Property, plant and equipment at beginning of period	13,233,599
Property, plant and equipment at end of period	14,664,088	13,233,599
In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	13,233,599
Property, plant and equipment at end of period	14,664,088	13,233,599
Generation
PP&E
Property, plant and equipment at beginning of period	24,065,771	26,748,577	28,309,979
Additions			(3,046,729)
Transfer			(124,254)
Disposals			(130,919)
Reclassification of Financial Asset			1,369,695
Investigation Findings			(4,482)
Reclassification of Intangible			375,287
Property, plant and equipment at end of period	25,430,358	24,065,771	26,748,577
Generation | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(23,064,664)
Property, plant and equipment at end of period	(24,120,639)	(23,064,664)
Generation | In service
PP&E
Property, plant and equipment at beginning of period	11,712,083
Property, plant and equipment at end of period	11,599,556	11,712,083
Generation | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	47,456,125
Property, plant and equipment at end of period	50,132,157	47,456,125
Generation | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(23,064,664)
Property, plant and equipment at end of period	(24,120,639)	(23,064,664)
Generation | In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(538,375)
Property, plant and equipment at end of period	(607,383)	(538,375)
Generation | In service | Impairment
PP&E
Property, plant and equipment at beginning of period	(12,141,003)
Property, plant and equipment at end of period	(13,804,579)	(12,141,003)
Generation | In progress
PP&E
Property, plant and equipment at beginning of period	12,353,688
Property, plant and equipment at end of period	13,827,544	12,353,688
Generation | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	12,353,688
Property, plant and equipment at end of period	13,827,544	12,353,688
Generation / commercialization
PP&E
Property, plant and equipment at beginning of period	24,065,771	26,748,577
Additions	(1,831,684)	(3,096,023)
Transfer	(112,360)	(33,059)
Disposals	982,337	446,276
Acquisition of subsidiary	2,323,037
Property, plant and equipment at end of period	25,427,101	24,065,771	26,748,577
Generation / commercialization | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(23,064,664)	(21,740,065)
Additions	(1,349,670)	(1,363,922)
Transfer	194,497	27,098
Disposals	99,198	12,225
Property, plant and equipment at end of period	(24,120,639)	(23,064,664)	(21,740,065)
Generation / commercialization | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(538,375)	(633,602)
Additions	(28)	(2,540)
Transfer		(6,951)
Disposals	6,911	104,718
Property, plant and equipment at end of period	(531,492)	(538,375)	(633,602)
Generation / commercialization | Impairment
PP&E
Property, plant and equipment at beginning of period	(12,141,003)	(8,540,131)
Additions	(2,459,063)	(4,020,332)
Transfer	105,379	14,048
Disposals	988,028	405,412
Property, plant and equipment at end of period	(13,506,659)	(12,141,003)	(8,540,131)
Generation / commercialization | Investigation findings
PP&E
Property, plant and equipment at beginning of period	(211,123)
Property, plant and equipment at end of period	(211,123)	(211,123)
Generation / commercialization | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	47,456,125	46,003,180	43,466,067
Additions	198,582	184,468	886
Transfer	(33,257)	1,287,960	776,531
Disposals	(96,066)	(19,483)	(304,835)
Reclassification of Financial Asset			1,349,221
Acquisition of subsidiary	2,232,962
Reclassification of Intangible			715,310
Property, plant and equipment at end of period	49,758,346	47,456,125	46,003,180
Generation / commercialization | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period		(21,740,065)	(19,292,806)
Additions			(1,226,683)
Transfer			(10,486)
Disposals			57,138
Reclassification of Financial Asset			(914,576)
Reclassification of Intangible			(352,652)
Property, plant and equipment at end of period			(21,740,065)
Generation / commercialization | In progress
PP&E
Property, plant and equipment at beginning of period	12,353,689	11,659,195	7,547,759
Additions	1,778,494	2,106,303	3,908,372
Transfer	(378,979)	(1,355,214)	(804,186)
Disposals	(15,734)	(56,596)	(54,567)
Reclassification of Financial Asset			1,022,207
Acquisition of subsidiary	90,075
Investigation Findings			(15,996)
Reclassification of Intangible			55,606
Property, plant and equipment at end of period	14,038,667	12,353,689	11,659,195
Generation / commercialization | In progress | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period		(633,602)	(455,808)
Transfer			(86,113)
Disposals			4,084
Reclassification of Financial Asset			(87,157)
Reclassification of Intangible			(8,608)
Property, plant and equipment at end of period			(633,602)
Generation / commercialization | In progress | Impairment
PP&E
Property, plant and equipment at beginning of period		(8,540,131)	(2,955,233)
Additions			(5,729,304)
Disposals			167,261
Investigation Findings			11,514
Reclassification of Intangible			(34,369)
Property, plant and equipment at end of period			(8,540,131)
Administration / Management
PP&E
Property, plant and equipment at beginning of period	1,848,030	1,774,081	1,781,051
Additions	(41,943)	37,236	97,843
Transfer	(6,829)	60,429	(72,389)
Disposals	(19,509)	(23,716)	(32,424)
Acquisition of subsidiary	980
Classification - held for sale	(83,420)
Property, plant and equipment at end of period	1,697,310	1,848,030	1,774,081
Administration / Management | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,514,448)	(1,445,137)
Additions	(136,531)	(149,132)
Transfer	(7,139)	(100,422)
Disposals	29,190	180,243
Classification - held for sale	91,790
Property, plant and equipment at end of period	(1,537,139)	(1,514,448)	(1,445,137)
Administration / Management | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(9,292)	(25,518)	(26,927)
Additions	(27)
Disposals	69	16,226	1,409
Classification - held for sale	836
Property, plant and equipment at end of period	(8,414)	(9,292)	(25,518)
Administration / Management | In service
PP&E
Property, plant and equipment at beginning of period	968,119
Property, plant and equipment at end of period	860,767	968,119
Administration / Management | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	2,491,860	2,444,828	2,396,288
Additions	12,615	49,578	24,358
Transfer	65,212	217,570	34,701
Disposals	(28,320)	(220,116)	(10,519)
Acquisition of subsidiary	114
Classification - held for sale	(135,162)
Property, plant and equipment at end of period	2,406,319	2,491,860	2,444,828
Administration / Management | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,514,448)	(1,445,137)	(1,302,020)
Additions			(132,790)
Transfer			(22,854)
Disposals			12,527
Property, plant and equipment at end of period	(1,537,139)	(1,514,448)	(1,445,137)
Administration / Management | In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(9,292)
Property, plant and equipment at end of period	(8,413)	(9,292)
Administration / Management | In progress
PP&E
Property, plant and equipment at beginning of period	879,911	799,908	713,710
Additions	82,000	136,791	206,275
Transfer	(64,902)	(56,719)	(84,236)
Disposals	(20,447)	(69)	(35,841)
Acquisition of subsidiary	866
Classification - held for sale	(40,884)
Property, plant and equipment at end of period	836,544	879,911	799,908
Administration / Management | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	879,911
Property, plant and equipment at end of period	836,544	879,911
Distribution
PP&E
Property, plant and equipment at beginning of period	899,124	956,821	1,014,518
Additions	(57,698)	(57,697)	(57,697)
Property, plant and equipment at end of period	841,426	899,124	956,821
Distribution | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(499,344)	(441,647)	(383,950)
Additions	(57,698)	(57,697)	(57,697)
Property, plant and equipment at end of period	(557,042)	(499,344)	(441,647)
Distribution | Commercial leasing
PP&E
Property, plant and equipment at beginning of period	1,398,468	1,398,468	1,398,468
Property, plant and equipment at end of period	1,398,468	1,398,468	R$ 1,398,468
Distribution | In service
PP&E
Property, plant and equipment at beginning of period	899,124
Property, plant and equipment at end of period	841,426	899,124
Distribution | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	1,398,468
Property, plant and equipment at end of period	1,398,468	1,398,468
Distribution | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(499,344)
Property, plant and equipment at end of period	R$ (557,042)	R$ (499,344)